Income Taxes - Significant portions of our deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Net operating loss and other carryforwards	$ 13,624,502	$ 33,754,069
Derivative liabilities	644,969
Short-term debt to related party		1,556,454
Share-based payment liability	350,000	327,757
Convertible debt	7,382,329	8,110,222
Deferred tax assets	22,001,800	43,748,501
Deferred tax liabilities:
Derivative asset	(646,895)
Intangible assets	(485,477)
Deferred tax liabilities	(1,132,372)
Net Deferred tax asset	20,869,428
Valuation allowance	(20,869,428)
Net Deferred tax asset, net of valuation allowance	$ 0	$ 0